united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 3/31/17

Item 1. Schedule of Investments.

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

	Principal Amount		Coupon Rate %	Maturity Date	Fair Value
		U.S. TREASURY NOTES - 47.0%
	$ 25,000,000	United States Treasury Note	0.7500	10/31/2017	$ 24,974,125
	100,000,000	United States Treasury Note	0.8750	7/15/2017	100,009,750
	50,000,000	United States Treasury Note	1.0000	3/15/2018	49,967,775
	60,000,000	United States Treasury Note	1.8750	10/31/2017	60,312,870
		TOTAL U.S. TREASURY NOTES (Cost - $235,483,765)			235,264,520

		SHORT-TERM INVESTMENT - 15.0%
		U.S. TREASURY BILL - 15.0%
	75,000,000	United States Treasury Bill (a)	0.5300	4/27/2017	74,971,252
		TOTAL SHORT-TERM INVESTMENT (Cost - $74,971,252)

		TOTAL INVESTMENTS - 62.0% (Cost - $310,455,017) (b)			$ 310,235,772
		OTHER ASSETS AND LIABILITIES - NET - 38.0%			190,557,800
		TOTAL NET ASSETS - 100.0%			$ 500,793,572

(a)	Represents discount rate at the time of purchase.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $310,455,017 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 11,738
				Unrealized Depreciation:	(230,983)
				Net Unrealized Depreciation:	$ (219,245)

	Contracts				Unrealized Appreciation/ (Depreciation)
		LONG FUTURES CONTRACTS
	719	10 YR AUD Government Bond June 2017
		(Underlying Face Amount at Fair Value $70,452,306)			$ 827,496
	6	AEX Index (Amsterdam) April 2017
		(Underlying Face Amount at Fair Value $661,239)			(357)
	781	British Pound Future June 2017
		(Underlying Face Amount at Fair Value $61,288,975)			1,688,715
	455	CAC 40 10 Euro Future April 2017
		(Underlying Face Amount at Fair Value $24,894,355)			688,793
	151	Dax Index June 2017
		(Underlying Face Amount at Fair Value $49,781,023)			1,285,538
	205	Euro-Bund Future June 2017
		(Underlying Face Amount at Fair Value $35,392,611)			304,470
	1,565	Euro FX Currency Future June 2017
		(Underlying Face Amount at Fair Value $209,749,125)			2,000,569
	479	FTSE/MIS Index Future June 2017
		(Underlying Face Amount at Fair Value $51,362,121)			2,086,065
	309	IBEX-35 Index April 2017
		(Underlying Face Amount at Fair Value $34,413,386)			1,479,155
	2,474	Japanese Yen Future June 2017
		(Underlying Face Amount at Fair Value $278,680,638)			6,915,006
	648	Mexican Peso Future June 2017
		(Underlying Face Amount at Fair Value $17,087,760)			770,822
	2,084	OMXS30 Index April 2017
		(Underlying Face Amount at Fair Value $36,932,103)			719,610
	96	Polish Zloty June 2017
		(Underlying Face Amount at Fair Value $12,111,360)			372,480
	266	Russian Ruble Future June 2017
		(Underlying Face Amount at Fair Value $11,630,850)			528,675
	102	Swiss Mkt IX June 2017
		(Underlying Face Amount at Fair Value $8,701,514)			71,509
	362	TRY USD Currency June 2017
		(Underlying Face Amount at Fair Value $48,725,200)			1,736,100
	3,455	US 10 Year Future June 2017
		(Underlying Face Amount at Fair Value $430,363,438)			1,249,794
	13	USD/CZK June 2017
		(Underlying Face Amount at Fair Value $1,288,101)			(18,301)
	605	USD/SGD Currency April 2017
		(Underlying Face Amount at Fair Value $15,122,837)			(172,317)
	80	USD/ZAR Currency June 2017
		(Underlying Face Amount at Fair Value $8,098,144)			116,910
					22,650,732

	Contracts				Unrealized Appreciation/ (Depreciation)
		SHORT FUTURES CONTRACTS
	76	Australian Dollar Future June 2017
		(Underlying Face Amount at Fair Value $5,803,360)			$ (67,359)
	416	Brazilian Real Future May 2017
		(Underlying Face Amount at Fair Value $13,220,480)			22,485
	440	Canadian 10 Year Bond June 2017
		(Underlying Face Amount at Fair Value $45,304,840)			(303,408)
	1,682	Canadian Dollar Future June 2017
		(Underlying Face Amount at Fair Value $126,705,060)			(1,420,747)
	177	FTSE 100 Index June 2017
		(Underlying Face Amount at Fair Value $16,102,841)			21,655
	146	Hang Seng Index Future April 2017
		(Underlying Face Amount at Fair Value $22,666,963)			166,497
	360	INR/USD April 2017
		(Underlying Face Amount at Fair Value $11,076,480)			(106,760)
	237	Japan 10 Year Future June 2017
		(Underlying Face Amount at Fair Value $319,629,902)			(362,376)
	732	KRW USD Currency April 2017
		(Underlying Face Amount at Fair Value $16,369,350)			(441,030)
	2,498	Long Gilt Future June 2017
		(Underlying Face Amount at Fair Value $398,512,015)			(6,434,009)
	3,345	New Zealand Dollar June 2017
		(Underlying Face Amount at Fair Value $234,116,550)			(2,944,827)
	158	NOK/USD Norwegian Krone June 2017
		(Underlying Face Amount at Fair Value $36,877,200)			383,940
	83	S&P 500 Future June 2017
		(Underlying Face Amount at Fair Value $48,953,400)			180,590
	325	S&P/TSX 60 IX Future June 2017
		(Underlying Face Amount at Fair Value $44,454,317)			(6,740)
	404	SPI 200 June 2017
		(Underlying Face Amount at Fair Value $45,057,607)			(648,649)
	749	Swedish Krona Future June 2017
		(Underlying Face Amount at Fair Value $168,015,680)			(1,179,490)
	33	Swiss Franc Future June 2017
		(Underlying Face Amount at Fair Value $4,141,500)			64,395
	72	TOPIX Index Future June 2017
		(Underlying Face Amount at Fair Value $9,772,952)			181,252
	66	USD/HUF June 2017
		(Underlying Face Amount at Fair Value $6,589,981)			(60,895)
					(12,955,476)
				NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS	$ 9,695,256

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund’s assets and liabilities measured at fair value:
Assets	Level 1	level 2	Level 3	Total
U.S. Treasury Notes	$ -	$ 235,264,520	$ -	$ 235,264,520
U.S. Treasury Bills	-	74,971,252	-	74,971,252
Futures Contracts*	9,695,256	-	-	9,695,256
Total	$ 9,695,256	$ 310,235,772	$ -	$ 319,931,028

There were no transfers in to or out of any level during the current period presented. It is the Fund’s policy to record transfers between levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.
* Cumulative appreciation/depreciation on futures contracts is shown.

Consolidation of Subsidiary – Equinox IPM Systematic Macro Fund with its subsidiary Equinox IPM Systematic Macro LLC (“IPM-CDC”) – The Consolidated Financial Statements include the accounts of IPM-CDC, a wholly-owned and controlled domestic corporation ("CDC"). All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in its CDC which acts as an investment vehicle in order to effect certain investments consistent with its respective investment objectives and policies.

The CDC utilizes a diversifed portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global markets across three major asset classes: currencies, fixed income and stock indices to facilitate the Fund's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors including, with respect to the IPM Program, swap agreements, defined in the Principal Investment Risks section of their Prospectus.

	Inception Date of CDC	CDC Net Assets at March 31, 2017	% Of Total Net Assets at March 31, 2017
IPM-CDC	7/8/2015	$ 74,709,057	14.9%

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 5/25/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 5/25/17

By (Signature and Title)

*/s/ Laura Latella

Laura Latella, Principal Financial Officer

Date 5/25/17